RIGHT-OF-USE ASSETS AND LEASE LIABILITY (Tables)	12 Months Ended
Nov. 30, 2023
Right Of Use Assets And Lease Liability [Abstract]
Disclosure of continuity of the cost and accumulated amortization of right-of-use assets [Table Text Block]
Balance, November 30, 2021	$72,734
Additions	38,027
Amortization expense	(50,571)
Cumulative translation adjustment	1,008
Balance, November 30, 2022	$61,198
Cumulative translation adjustment	1,677
Disposal of net liabilities due to loss of control	(62,875)
Balance, November 30, 2023	$-

Disclosure of continuity of lease liability [Table Text Block]
Balance, November 30, 2021	$86,346
Additions	38,027
Lease payments	(72,727)
Interest on lease liability	18,877
Cumulative translation adjustment	5,274
Balance, November 30, 2022	$75,797
Cumulative translation adjustment	145
Disposal of net liabilities due to loss of control	(75,942)
Balance, November 30, 2023	$-

Disclosure of minimum lease payments for the lease liabilities [Table Text Block]
	November 30, 2023	November 30, 2022
Year ending:
2023	$-	$72,664
2024	-	9,716
Subtotal	-	82,380
Less: Interest expense on lease liabilities	-	(6,583)
Total present value of minimum lease payments	$-	$75,797